SECURITIES HELD TO MATURITY	12 Months Ended
Sep. 30, 2010
SECURITIES HELD TO MATURITY [Abstract]
SECURITIES HELD TO MATURITY
  3.  SECURITIES HELD TO MATURITY

	September 30, 2011
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

Mortgage-backed Securities:
GNMA	$20,391	$774	$-	$21,165
FHLMC	49,426	2,108	-	51,534
FNMA	39,419	542	-	39,961

	$109,236	$3,424	$-	$112,660

	September 30, 2010
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

Mortgage-backed Securities:
GNMA	$22,120	$700	$-	$22,820
FHLMC	54,018	2,268	21	56,265
FNMA	51,168	2,223	-	53,391

	$127,306	$5,191	$21	$132,476

Securities held to maturity with a carrying value of approximately $16,000 and $17,000 are pledged as collateral for Federal Home Loan Bank advances as of September 30, 2011 and 2010, respectively.